Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (calculated pursuant to Item 402(v)) and the Company’s performance.

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for other NEOs(1) ($)	Average Compensation Actually Paid to other NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mms)	Core FFO per Share ($)
					Company TSR(3) ($)	Peer Group TSR(4) ($)
2022	2,256,580	1,392,434	914,375	672,114	122.70	99.82	(17.096)	1.83
2021	1,582,241	2,627,516	789,935	1,220,438	195.57	132.23	(15.267)	1.71
2020	1,210,608	1,110,033	743,690	659,266	88.23	92.43	(14.462)	1.86

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(1)	Reflects summary compensation table amounts and Compensation Actually Paid to our PEO and the average summary compensation table amounts and Compensation Actually Paid to our Non-PEO NEOs, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Jeffrey E. Witherell (CEO)	Pendelton P. White, Jr. (President and CIO); Anthony Saladino (EVP and CFO); and James M. Connolly (EVP – Asset Management)
2021	Jeffrey E. Witherell (CEO)	Pendelton P. White, Jr. (President and CIO); Daniel C. Wright (EVP and CFO); and James M. Connolly (EVP – Asset Management)
2020	Jeffrey E. Witherell (CEO)	Pendelton P. White, Jr. (President and CIO); and Daniel C. Wright (EVP and CFO)

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(2)	Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(744,977)	$(380,250)	$(327,750)
Increase/decrease based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$(464,725)	$488,750	$(93,225)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$514,906	$800,000	$375,000
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(169,350)	$136,775	$(54,600)
Total Adjustments	$(864,146)	$1,045,275	$(100,575)

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(220,492)	$(152,100)	$(131,050)
Increase/decrease based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$(133,542)	$204,000	$(66,015)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$152,398	$320,000	$150,000
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(40,624)	$58,603	$(37,359)
Total Adjustments	$(242,260)	$430,503	$(84,424)

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(3)	Reflects the value of an initial investment of $100 in our Company’s stock on December 31, 2019, assuming dividends are reinvested throughout the period.
(4)	Reflects the value of an initial investment of $100 in the MSCI US REIT Index on December 31, 2019, assuming dividends are reinvested throughout the period

PEO Total Compensation Amount	$ 2,256,580	$ 1,582,241	$ 1,210,608
PEO Actually Paid Compensation Amount	$ 1,392,434	2,627,516	1,110,033
Adjustment To PEO Compensation, Footnote [Text Block]

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(2)	Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(744,977)	$(380,250)	$(327,750)
Increase/decrease based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$(464,725)	$488,750	$(93,225)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$514,906	$800,000	$375,000
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(169,350)	$136,775	$(54,600)
Total Adjustments	$(864,146)	$1,045,275	$(100,575)

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(220,492)	$(152,100)	$(131,050)
Increase/decrease based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$(133,542)	$204,000	$(66,015)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$152,398	$320,000	$150,000
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(40,624)	$58,603	$(37,359)
Total Adjustments	$(242,260)	$430,503	$(84,424)

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(3)	Reflects the value of an initial investment of $100 in our Company’s stock on December 31, 2019, assuming dividends are reinvested throughout the period.
(4)	Reflects the value of an initial investment of $100 in the MSCI US REIT Index on December 31, 2019, assuming dividends are reinvested throughout the period

Non-PEO NEO Average Total Compensation Amount	$ 914,375	789,935	743,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ 672,114	1,220,438	659,266
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Tabular List of Most Important Financial Measures

The following reflect the financial measures that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2022:

Core FFO per Share

Relative Total Shareholder Return

NOI Growth

Total Shareholder Return Amount	$ 122.70	195.57	88.23
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Net Income (Loss)	$ (17,096,000.000)	$ (15,267,000)	$ (14,462,000)
Company Selected Measure Amount | $ / shares	1.83	1.71	1.86
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	NOI Growth
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (864,146)	$ 1,045,275	$ (100,575)
PEO [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(744,977)	(380,250)	(327,750)
PEO [Member] | Increase Based On A S C 718 Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(464,725)	488,750	(93,225)
PEO [Member] | Increase Deduction For Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	514,906	800,000	375,000
PEO [Member] | Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (169,350)	$ 136,775	$ (54,600)
PEO [Member] | Jeffrey E. Witherell [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Jeffrey E. Witherell	Jeffrey E. Witherell	Jeffrey E. Witherell
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (242,260)	$ 430,503	$ (84,424)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(220,492)	(152,100)	(131,050)
Non-PEO NEO [Member] | Increase Based On A S C 718 Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(133,542)	204,000	(66,015)
Non-PEO NEO [Member] | Increase Deduction For Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	152,398	320,000	150,000
Non-PEO NEO [Member] | Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (40,624)	$ 58,603	$ (37,359)
Non-PEO NEO [Member] | Pendelton P. White Jr [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Pendelton P. White, Jr.	Pendelton P. White, Jr.	Pendelton P. White, Jr.
Non-PEO NEO [Member] | Anthony Saladino [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Anthony Saladino
Non-PEO NEO [Member] | James M. Connolly [Member]
Pay vs Performance Disclosure [Table]
PEO Name	James M. Connolly	James M. Connolly
Non-PEO NEO [Member] | Daniel C. Wright [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Daniel C. Wright	Daniel C. Wright